Commitments and Contingencies - Charter party arrangements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Other Commitments [Line Items]
Total	$ 66,216
2022	66,216
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	68,256
2022	68,256
Future, minimum, charter-in hire payments (2) [Member]
Other Commitments [Line Items]
Total	(2,040)
2022	$ (2,040)